Related Parties Payable (Details)	12 Months Ended
Dec. 31, 2019
Yan, Keyan [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Chairman, Director, and CEO
Chen, Bizhen [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Wife of Yan, Keyan
KBS International [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Group	Company owned by Chen, Bizhen